Financing receivables - Summary of loans receivable reported within Loans receivable or Investments in and advances to affiliated companies (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2019	Mar. 31, 2019
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		¥ 1,986,461	¥ 1,879,633
Carried at fair value	[1]	734,646	664,585
Total		2,721,107	2,544,218
Loans at banks [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		504,274	565,603
Carried at fair value	[1]
Total		504,274	565,603
Short-term secured margin loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		287,330	334,389
Carried at fair value	[1]	4,952	5,088
Total		292,282	339,477
Inter-bank money market loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		1,251	1,699
Carried at fair value	[1]
Total		1,251	1,699
Corporate loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		1,193,606	977,942
Carried at fair value	[1]	729,694	659,497
Total		¥ 1,923,300	¥ 1,637,439

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.